Note 19 - Subsequent Events - 10Q (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Apr. 30, 2011	Mar. 31, 2011
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.02	$ 0.02	$ 0.02
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			2,820,000
Common Stock, Shares Authorized (in Shares)	150,000,000	150,000,000	150,000,000	150,000,000	50,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50		0.50
Subsequent Event [Member] | Early Termination Fee [Member]
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Early Contract Termination Fee Terms, Amount	$ 800,000
Subsequent Event [Member] | Reverse Termination Fee [Member]
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Early Contract Termination Fee Terms, Amount	800,000
Subsequent Event [Member] | Common Stock [Member] | Merger Agreement [Member]
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	0.24884345081
Subsequent Event [Member] | Common Stock [Member]
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	0.30
Subsequent Event [Member] | Company Common Stock [Member]
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.02
Subsequent Event [Member] | Gilman Common Stock [Member]
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50
Subsequent Event [Member] | Merger Agreement [Member]
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01
Common Stock, Shares Authorized (in Shares)	24,000,000
Subsequent Event [Member]
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Holding Percentage, Common Stock	5.00%
Subsequent Event [Member] | Maximum [Member] | Max Outstanding Indebtedness [Member]
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	5,400,000
Subsequent Event [Member] | Minimum [Member] | Max Outstanding Indebtedness [Member]
Note 19 - Subsequent Events - 10Q (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	$ 5,000,000